EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Basic earnings per share:
Net income available to stockholders	83,937	202,768	164,343
Diluted earnings per share:
Net income available to stockholders	83,937	202,768	164,343
Interest and other expenses attributable to convertible notes	—	7,501	16,166
Net income assuming dilution	83,937	210,269	180,509
The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2023	2022	2021
Basic earnings per share:
Weighted average number of common shares outstanding*	126,249	126,789	122,141
Diluted earnings per share:
Weighted average number of common shares outstanding*	126,249	126,789	122,141
Effect of dilutive share options	335	112	—
Effect of dilutive convertible notes	—	10,476	17,242
Weighted average number of common shares outstanding assuming dilution	126,584	137,377	139,383

	Year ended December 31,
	2023	2022	2021
Basic earnings per share:	$0.67	$1.60	$1.35
Diluted earnings per share:	$0.66	$1.53	$1.30

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016 and 3,765,842 shares issued as part of a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 and 3,765,142 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty's custody. The remaining 700 shares are held with the Company's transfer agent. Accordingly, the total 11,765,842 of shares which had been issued under these arrangements, are not included in the weighted average number of common shares outstanding as of December 31, 2023, 2022 and 2021.

The weighted average number of common shares outstanding also excludes 1,095,095 shares repurchased by the Company under its Share Repurchase Program during the year ended December 31, 2023. (See also Note 23: Share Capital, Additional Paid-In Capital and Contributed Surplus).